Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
Charter hire expense	$ 1,564	$ 1,521	$ 1,307
Future minimum revenue	1,137,442
Chartered-in vessels
Property Subject To Or Available For Operating Lease [Line Items]
Rent expense for office space	2,648	2,748	2,508
Charter hire expense	122,668	$ 84,114	$ 134,364
Construction of river and estuary tanker
Property Subject To Or Available For Operating Lease [Line Items]
Future minimum revenue	$ 41,380
Lease term	5 years